Borrowings and financial liabilities - Main characteristics of the ATLAS ORNANE (Details) - Convertible notes to Atlas	12 Months Ended
Dec. 31, 2020 EUR (€) item
Disclosure of financial liabilities [line items]
Par value of each ORNANE | €	€ 25,000
Subscription price as percentage of nominal value	0.97%
Maturity period	24 months
Conversion ratio	0.97
Number of trading days used to calculate conversion price	10
Cash redemption, number of days used to calculate	10
Cash redemption multiple of lowest weighted average price	1.15%